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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Permit Capital, LLC
Address:   One Tower Bridge
           100 Front Street, Suite 900
           West Conshohocken, PA 19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul A. Frick
Title:   Vice President
Phone:   (610) 941-5006

Signature, Place, and Date of Signing:

    /s/ Paul A. Frick       West Conshohocken, PA            11/14/12
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    No.  Form 13F File Number   Name
    1    28-2635                Gardner Russo & Gardner
    2    28-1646                SASCO Capital, Inc.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   67

Form 13F Information Table Value Total:   $119,691
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.  Form 13F File Number   Name
    3    28-11063               Permit Capital GP, L.P.

                                             TITLE                  VALUE    SHRS OR  SHR/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                              OF CLASS      CUSIP   (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS
--------------                           -------------- --------- --------- --------- ---- ---- ---------- --------
CITIGROUP INC...........................    COM NEW     172967424    3250      99,317  SH         OTHER        3
DELL INC................................      COM       24702R101    1680     170,459  SH         OTHER        3
FLOWSERVE CORP..........................      COM       34354P105    1931      15,120  SH         OTHER        3
GAMESTOP CORP...........................  CLASS A NEW   36467W109    2384     113,515  SH         OTHER        3
GOLDMAN SACHS GROUP INC.................      COM       38141G104    1919      16,880  SH         OTHER        3
GOOGLE INC..............................    CLASS A     38259P508    2652       3,515  SH         OTHER        3
INTERDIGITAL CORP.......................      COM       45867G101    2348      63,000  SH         OTHER        3
JOHNSON & JOHNSON.......................      COM       478160104    2922      42,400  SH         OTHER        3
LIBERTY INTERACTIVE CORP................ LBT VENT COM A 53071M880     789      15,891  SH         OTHER        3
LIBERTY INTERACTIVE CORP................     RIGHT      53071M112      40       2,964  SH         OTHER        3
LIBERTY MEDIA HLDG CORP................. INT COM SER A  53071M104    3290     177,823  SH         OTHER        3
MASTERCARD INC..........................    CLASS A     57636Q104    1354       3,000  SH         OTHER        3
MCKESSON CORP...........................      COM       58155Q103    3316      38,550  SH         OTHER        3
MICROSOFT CORP..........................      COM       594918104    3592     120,700  SH         OTHER        3
NEWCASTLE INVESTMENT CORP...............      COM       65105M108     773     102,715  SH         OTHER        3
NOBLE CORP..............................   NAMEN-AKT    H5833N103    1626      45,450  SH         OTHER        3
ORACLE INC..............................      COM       68389X105    2127      67,600  SH         OTHER        3
PHILIP MORRIS INTL INC..................      COM       718172109    1128      12,540  SH         OTHER        3
SBA COMMUNICATIONS CORP.................      COM       78388J106   63092   1,003,047  SH         OTHER        3
SPRINT NEXTEL CORP......................   COM SER 1    852061100    2678     485,111  SH         OTHER        3
VIACOM INC..............................    CLASS B     92553P201     924      17,250  SH         OTHER        3
VODAFONE GROUP PLC...................... SPONS ADR NEW  92857W209    1974      69,275  SH         OTHER        3
WILLIAMS COS INC DEL....................      COM       969457100    1399      40,000  SH         OTHER        3
ALTRIA GROUP INC........................      COM       02209S103     542      16,225  SH         OTHER      1,3
ANHEUSER BUSH INBEV SA/NV...............      ADR       03524A108     666       7,750  SH         OTHER      1,3
BERKSHIRE HATHAWAY INC DEL..............      CL A      084670108   1,460          11  SH         OTHER      1,3
BERKSHIRE HATHAWAY INC DEL..............    CL B NEW    084670702      66         750  SH         OTHER      1,3
BROWN FORMAN CORP.......................      CL A      115637100     399       6,375  SH         OTHER      1,3
COMCAST CORP NEW........................    CL A SPL    20030N200     296       8,500  SH         OTHER      1,3
MARTIN MARIETTA MATLS INC...............      COM       573284106     271       3,275  SH         OTHER      1,3
MASTERCARD INC..........................    CLASS A     57636Q104     755       1,672  SH         OTHER      1,3
PHILIP MORRIS INTL INC..................      COM       718172109   1,450      16,125  SH         OTHER      1,3
SCRIPPS NETWORKS INTERACTIVE............    CL A COM    811065101     184       3,000  SH         OTHER      1,3
UNILEVER NV.............................   NY SHS ADR   904784709     577      16,250  SH         OTHER      1,3
WASHINGTON POST CO......................      CL B      939640108     109         300  SH         OTHER      1,3
WELLS FARGO & CO NEW....................      COM       949746101     730      21,150  SH         OTHER      1,3
BALL CORP...............................      COM       58498106      193       4,550  SH         OTHER      2,3
BEAM INC................................      COM       73730103      193       3,350  SH         OTHER      2,3
BIG LOTS INC............................      COM       89302103      164       5,530  SH         OTHER      2,3
CON-WAY INC.............................      COM       205944101      77       2,800  SH         OTHER      2,3
CONSOL ENERGY...........................      COM       20854P109     141       4,700  SH         OTHER      2,3
CROWN HOLDINGS INC......................      COM       228368106     232       6,320  SH         OTHER      2,3
DEVON ENERGY............................      COM       25179M103     200       3,300  SH         OTHER      2,3
DOMINION RESOURCES......................      COM       25746U109     228       4,300  SH         OTHER      2,3
DOW CHEMICAL CO.........................      COM       260543103     158       5,450  SH         OTHER      2,3
FMC CORP................................    COM NEW     302491303      72       1,300  SH         OTHER      2,3
FORTUNE BRANDS HOME & SEC...............      COM       34964C106     144       5,340  SH         OTHER      2,3
INTERNATIONAL PAPER.....................      COM       460146103     202       5,560  SH         OTHER      2,3
KINDER MORGAN...........................      COM       49456B101     138       3,894  SH         OTHER      2,3
MASCO CORP..............................      COM       574599106     115       7,660  SH         OTHER      2,3
NABORS INDUSTRIES.......................      SHS       G6359F103     145      10,350  SH         OTHER      2,3
ONEOK INC...............................      COM       682680103     247       5,110  SH         OTHER      2,3
OWENS CORNING NEW.......................      COM       690742101     146       4,350  SH         OTHER      2,3
OWENS ILLINOIS..........................    COM NEW     690768403     173       9,200  SH         OTHER      2,3
PACKAGING CORP OF AMERICA...............      COM       695156109     129       3,540  SH         OTHER      2,3
PENNY J.C...............................      COM       708160106     177       7,300  SH         OTHER      2,3
RAYTHEON................................    COM NEW     755111507     229       4,000  SH         OTHER      2,3
REPUBLIC SERVICES INC...................      COM       760759100     225       8,170  SH         OTHER      2,3
ROWAN COMPANIES PLC.....................    SHS CL A    G7665A101     115       3,420  SH         OTHER      2,3
SAFEWAY INC.............................    COM NEW     786514208     228      14,200  SH         OTHER      2,3
SEALED AIR CORP.........................      COM       81211K100     124       8,030  SH         OTHER      2,3
TJX COMPANIES...........................      COM       872540109     107       2,400  SH         OTHER      2,3
USG CORP................................    COM NEW     903293405      77       3,500  SH         OTHER      2,3
WASTE MANAGEMENT........................      COM       94106L109     119       3,700  SH         OTHER      2,3
WEYERHAEUSER CO.........................      COM       962166104     114       4,350  SH         OTHER      2,3
WILLIAMS COS............................      COM       969457100     213       6,090  SH         OTHER      2,3
XYLEM INC...............................      COM       98419M100     175       6,950  SH         OTHER      2,3

                                         VOTING AUTHORITY
NAME OF ISSUER                           SOLE SHARED NONE
--------------                           ---- ------ ----
CITIGROUP INC...........................  X
DELL INC................................  X
FLOWSERVE CORP..........................  X
GAMESTOP CORP...........................  X
GOLDMAN SACHS GROUP INC.................  X
GOOGLE INC..............................  X
INTERDIGITAL CORP.......................  X
JOHNSON & JOHNSON.......................  X
LIBERTY INTERACTIVE CORP................  X
LIBERTY INTERACTIVE CORP................  X
LIBERTY MEDIA HLDG CORP.................  X
MASTERCARD INC..........................  X
MCKESSON CORP...........................  X
MICROSOFT CORP..........................  X
NEWCASTLE INVESTMENT CORP...............  X
NOBLE CORP..............................  X
ORACLE INC..............................  X
PHILIP MORRIS INTL INC..................  X
SBA COMMUNICATIONS CORP.................  X
SPRINT NEXTEL CORP......................  X
VIACOM INC..............................  X
VODAFONE GROUP PLC......................  X
WILLIAMS COS INC DEL....................  X
ALTRIA GROUP INC........................  X
ANHEUSER BUSH INBEV SA/NV...............  X
BERKSHIRE HATHAWAY INC DEL..............  X
BERKSHIRE HATHAWAY INC DEL..............  X
BROWN FORMAN CORP.......................  X
COMCAST CORP NEW........................  X
MARTIN MARIETTA MATLS INC...............  X
MASTERCARD INC..........................  X
PHILIP MORRIS INTL INC..................  X
SCRIPPS NETWORKS INTERACTIVE............  X
UNILEVER NV.............................  X
WASHINGTON POST CO......................  X
WELLS FARGO & CO NEW....................  X
BALL CORP...............................  X
BEAM INC................................  X
BIG LOTS INC............................  X
CON-WAY INC.............................  X
CONSOL ENERGY...........................  X
CROWN HOLDINGS INC......................  X
DEVON ENERGY............................  X
DOMINION RESOURCES......................  X
DOW CHEMICAL CO.........................  X
FMC CORP................................  X
FORTUNE BRANDS HOME & SEC...............  X
INTERNATIONAL PAPER.....................  X
KINDER MORGAN...........................  X
MASCO CORP..............................  X
NABORS INDUSTRIES.......................  X
ONEOK INC...............................  X
OWENS CORNING NEW.......................  X
OWENS ILLINOIS..........................  X
PACKAGING CORP OF AMERICA...............  X
PENNY J.C...............................  X
RAYTHEON................................  X
REPUBLIC SERVICES INC...................  X
ROWAN COMPANIES PLC.....................  X
SAFEWAY INC.............................  X
SEALED AIR CORP.........................  X
TJX COMPANIES...........................  X
USG CORP................................  X
WASTE MANAGEMENT........................  X
WEYERHAEUSER CO.........................  X
WILLIAMS COS............................  X
XYLEM INC...............................  X